CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues, net of value-added tax	¥ 485,633	$ 76,206	¥ 223,011	¥ 198,363
Cost of revenues	(542,530)	(85,135)	(209,928)	(214,193)
Gross profit (loss)	(56,897)	(8,929)	13,083	(15,830)
Operating expenses:
Selling expenses	(53,675)	(8,423)	(25,761)	(30,241)
General and administrative expenses	(347,746)	(54,569)	(294,823)	(315,134)
Impairment of long-lived assets	0	0	(8,500)	(76,089)
Operating loss	(458,318)	(71,921)	(316,001)	(437,294)
Interest expense (including interest expense to related party amounting to RMB151, RMB41,918 and RMB13,532 (US$2,124) for the years ended December 31, 2019, 2020 and 2021, respectively)	(73,789)	(11,579)	(81,359)	(28,700)
Foreign exchange gain (loss) , net	(19,925)	(3,127)	(58,686)	34,990
Gain (loss) on disposal of long-lived assets	0	0	677	(1,299)
Interest income (including interest income from related party amounting to RMB206, RMB127 and RMB3,447(US$541) for the years ended December 31, 2019, 2020 and 2021, respectively)	5,894	925	8,440	9,165
Change in fair value of derivative liability	(39)	(6)		0
Income (loss) from equity method investments	18,163	2,850	6,021	(5,078)
Loss on disposal of subsidiaries	0	0	(14,894)	0
Other (expenses) income, net	(1,223)	(192)	6,312	37,138
Gain on disposal of an equity method investment	0	0	7,837	0
Loss before income tax	(529,237)	(83,050)	(441,653)	(391,078)
Income tax (expenses) benefit	6,565	1,030	37,624	38,986
Net loss	(522,672)	(82,020)	(404,029)	(352,092)
Net loss attributable to noncontrolling interests	251,245	39,426	94,040	45,043
Net loss attributable to Concord Medical Services Holdings Limited	¥ (271,427)	$ (42,594)	¥ (309,989)	¥ (307,049)
Loss per share for Class A and Class B ordinary shares:
Basic and diluted | (per share)	¥ (6.26)	$ (0.98)	¥ (5.11)	¥ (4.24)
Weighted average number of class A and class B ordinary shares outstanding:
Basic and diluted	131,053,858	131,053,858	131,053,858	130,238,498
Other comprehensive income (loss), net of tax of nil
Foreign currency translation, net tax of nil	¥ 14,821	$ 2,326	¥ 50,856	¥ (8,664)
Total other comprehensive income (loss), net of tax	14,821	2,326	50,856	(8,664)
Comprehensive loss	(507,851)	(79,694)	(353,173)	(360,756)
Comprehensive loss attributable to noncontrolling interests	(251,245)	(39,426)	(94,040)	(43,930)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(256,606)	(40,268)	(259,133)	(316,826)
Equipment Leasing Revenues
Revenues, net of value-added tax	42,484	6,667	52,906	58,559
Cost of revenues	(40,539)	(6,361)	(36,911)	(77,730)
Services and other revenues
Revenues, net of value-added tax	383,828	60,230	140,050	117,027
Cost of revenues	(441,510)	(69,283)	(143,443)	(119,096)
Medicine income
Revenues, net of value-added tax	59,321	9,309	30,055	22,777
Cost of revenues	¥ (60,481)	$ (9,491)	¥ (29,574)	¥ (17,367)